Shareholder Report, Line Graph (Details) 194045_Innovator U.S. Small Cap Power Buffer ETF - June_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Oct. 31, 2024	May 31, 2024	Oct. 31, 2025
Innovator U.S. Small Cap Power Buffer ETF™ - June
Account Value [Line Items]
Line Graph and Table Measure Name			Innovator U.S. Small Cap Power Buffer ETF - June NAV
Accumulated Value	$ 10,453	$ 10,000	$ 10,887
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000 Total Return Index
Accumulated Value	10,670	10,000	$ 12,208
Russell 2000 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000
Accumulated Value	$ 10,611	$ 10,000	$ 11,977